Basic and Diluted Net Income/(Loss) Per Share - Schedule of Basic and Diluted Net Income/(Loss) Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended					12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Income / (Loss) for the period	$ (7,295,078)		$ 8,406,501		$ (10,328,125)	$ (10,328,125)		$ 8,859,341		$ 710,458	$ (36,798,419)
Preferred stock dividend	(1,178,544)		(13,537)			(1,650,573)		(13,537)		(492,366)
Net Income / (Loss) for the period – basic	$ (8,473,622)		$ 8,392,964			$ (11,978,698)		$ 8,845,804		$ 62,813	$ (36,798,419)
Denominator:
Weighted average number of shares of common stock - basic (in Shares)	11,000,519	[1]	421,799	[1]		10,335,057	[1]	421,799	[1]	1,281,339	381,543
Net Income / (Loss) per share of common stock - basic (in Dollars per share)	$ (0.77)		$ 19.9			$ (1.16)		$ 20.97		$ 0.05	$ (96.45)
Numerator:
Net Income / (Loss) for the period - basic	$ (8,473,622)		$ 8,392,964			$ (11,978,698)		$ 8,845,804		$ 62,813	$ (36,798,419)
Change in fair value of dilutive convertible notes			(1,941,370)					(18,216,803)		(14,028,067)
Change in fair value of dilutive warrants			(546,672)					(1,794,334)
Net Income / (Loss) for the period - diluted	$ (8,473,622)		$ 5,904,922			$ (11,978,698)		$ (11,165,333)		$ (13,965,254)	$ (36,798,419)
Weighted average number of shares of common stock - basic (in Shares)	11,000,519	[1]	421,799	[1]		10,335,057	[1]	421,799	[1]	1,281,339	381,543
Conversion of Convertible Notes and Warrants into Common Stock (in Shares)										2,609,360
Weighted average number of shares of common stock - diluted (in Shares)	11,000,519	[1]	4,573,063	[1]		10,335,057	[1]	4,573,063	[1]	7,077,759	381,543
Net Income / (Loss) per share of common stock - diluted (in Dollars per share)	$ (0.77)		$ 1.29			$ (1.16)		$ (2.44)		$ (1.97)	$ (96.45)
Conversion of Convertible Notes into Common Stock [Member]
Numerator:
Conversion of Convertible Notes and Warrants into Common Stock (in Shares)			3,819,542					3,819,542
Conversion of Warrants into Common Stock [Member]
Numerator:
Conversion of Convertible Notes and Warrants into Common Stock (in Shares)			331,722					331,722

[1]	Includes 100,000 prepaid warrants for the period ended June 30, 2025.